EATON VANCE MUNICIPALS TRUST II Two International Place Boston, MA 02110 Telephone: (617) 482-8260 Fax: (617) 338-8054

CERTIFICATION

     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, and Regulation S-T, Eaton Vance Municipals Trust II (the "Registrant") (1933 Act File No. 33-71320) certifies (a) that the forms of prospectus used with respect to the following series of the Registrant, do not differ materially from those contained in Post-Effective Amendment No. 34 (“Amendment No. 34”) to the Registrant's Registration Statement on Form N-1A, and (b) that Amendment No. 34 was filed electronically with the Securities and Exchange Commission (Accession No. 0000940394-10-000106) on January 29, 2010:

Eaton Vance Tax-Advantaged Bond Strategies Intermediate Term Fund Eaton Vance Tax-Advantaged Bond Strategies Long Term Fund (collectively “the Funds”)

EATON VANCE MUNICIPALS TRUST II By: /s/ Maureen A. Gemma Maureen A. Gemma, Esq. Secretary

Date: February 2, 2010